UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

Annual report Delaware Tax-Free Minnesota Fund Delaware Tax-Free Minnesota Intermediate Fund Delaware Minnesota High-Yield Municipal Bond Fund August 31, 2009 Fixed income mutual funds

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund.

The figures in the annual report for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund prospectus contains this and other important information about the investment company. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at www.delawareinvestments.com.

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Contact information

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust

National distributor
Delaware Distributors, L.P.

Financial intermediary wholesaler
Lincoln Financial Distributors, L.P.

Shareholder servicing, dividend disbursing, and transfer agent
Delaware Service Company, Inc.

Mailing address
2005 Market Street
Philadelphia, PA 19103-7094

Shareholder assistance by phone
800 523-1918, weekdays from 8 a.m. to 7 p.m. Eastern time

For securities dealers and financial institutions representatives only
800 362-7500

Table of contents
Portfolio management review	1
Performance summaries	7
Disclosure of Fund expenses	16
Sector allocations and credit quality breakdowns	19
Statements of net assets	22
Statements of operations	52
Statements of changes in net assets	54
Financial highlights	60
Notes to financial statements	78
Report of independent registered public accounting firm	93
Other Fund information	94
Board of trustees/directors and officers addendum	100
About the organization	106

Views expressed herein are current as of August 31, 2009 and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Minnesota Municipal Bond Funds	Sept. 8, 2009

Performance preview (for the period ended Aug. 31, 2009)
Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	+5.04%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+5.67%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+3.40%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 7.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or city (triple tax-exempt).

Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	+4.67%
Barclays Capital 3–15 Year Municipal Bond Index (benchmark)	1-year return	+6.65%
Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	+4.72%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 10.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified city or state basis.

Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	+3.63%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+5.67%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+3.40%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 13.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or city (triple tax-exempt).

Fund performance

Delaware Tax-Free Minnesota Fund Class A shares returned +5.04% at net asset value and +0.32% at maximum offer price (both returns include distributions reinvested) for the fiscal year ended Aug. 31, 2009. For the same period, the Fund’s benchmark, the Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index, returned +5.67%. For complete annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 7.

Delaware Tax-Free Minnesota Intermediate Fund Class A shares returned +4.67% at net asset value and +1.82% at maximum offer price (both returns include distributions reinvested) for the fiscal year ended Aug. 31, 2009. For the same period, the Fund’s benchmark, the Barclays Capital 3–15 Year Municipal Bond Index, formerly the Lehman Brothers 3-15 Year Municipal Bond Index, returned +6.65%. For complete annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 10.

Data for this portfolio management review were provided by Bloomberg unless otherwise noted.	1

Portfolio management review
Delaware Minnesota Municipal Bond Funds

The 12-month period included one of the most difficult economic and investment climates the portfolio management team has ever seen, followed by a considerable recovery within the municipal bond market and across fixed income markets more broadly.

As the period came to a close, the economy was, if not improving, declining at a far slower pace, and many analysts were anticipating a near-term end to the long recession.

Delaware Minnesota High-Yield Municipal Bond Fund Class A shares returned +3.63% at net asset value and -1.02% at maximum offer price (both returns include distributions reinvested) for the fiscal year ended Aug. 31, 2009. For the same period, the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned +5.67%. For complete annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 13.

Economic environment

The 12-month period included one of the most difficult economic and investment climates the portfolio management team has ever seen, followed by a considerable recovery within the municipal bond market and across fixed income markets more broadly.

The financial markets’ troubles date back to 2007 and turmoil continued into the start of the reporting period in September 2008:

  Falling home prices led to rising mortgage defaults, especially among “subprime” borrowers, or individuals with weak credit.

  As defaults rose, mortgage-backed securities — bonds whose interest is backed by monthly mortgage payments — lost considerable value.

  Credit dried up, and even financially sound companies and municipal borrowers found it increasingly difficult to obtain needed funds.

Several weeks into the period, the financial markets received a jolt with the bankruptcy of storied Wall Street investment bank Lehman Brothers. This event, followed soon after by the near bankruptcy (and ultimate federal bailout) of insurance giant American International Group (AIG), sent the markets into a near panic. Stock and bond prices virtually collapsed, while credit became even less available. On the whole, businesses began to cut their capital spending, and large-scale job losses ensued.

By early 2009, both stock and bond valuations had fallen extremely from their historic highs, reflecting investors’ fears of an economic depression. Though the “worst-case scenarios” that many may have envisioned did not materialize, the U.S. economy did experience its most severe downturn in decades. Gross domestic product (GDP) — a widely used measure of economic activity — fell by 5.4% and 6.4% in the fourth quarter of 2008 and the first quarter of 2009, respectively. It was the country’s worst two-quarter economic performance in more than 50 years.

Within this environment, the Federal Reserve and federal government took a series of steps to loosen tight credit markets and avert a worst-case scenario for the economy. The Fed significantly expanded its balance sheet during the fiscal year. Notably, it employed one of the lesser-used tools that it has at its disposal, in purchasing hundreds of billions of dollars’ worth of longer-term U.S. Treasury debt as well as agency mortgage-backed securities. In December 2008, the Federal Open Market Committee (FOMC) cut the target federal funds rate to a range of zero to 0.25% — an all-time low. For its part, the federal government passed the Troubled Asset Relief Program (TARP), a $700 billion package designed to shore up financial institutions, in October 2008. Several months later, the Obama administration followed up with the American Recovery and Reinvestment Act of 2009, a nearly $800 billion economic stimulus package. (Source: Bloomberg.)

As the period came to a close, the economy was, if not improving, declining at a far slower pace, and, based on our research, many analysts were anticipating a near-term end to the long recession. During the second quarter of 2009, GDP fell by an estimated 1%. This figure was still weak, but it was the best economic performance seen in a year. (Source: Bloomberg.)

Minnesota economic environment

After five months of debates, Governor Pawlenty and the state Legislature failed to reach a final deal that left the state with a $2.675 billion shortfall for the fiscal year that runs from July 1, 2009, through June 30, 2010. The governor exercised an executive authority, called unallotment, to cut already authorized spending to balance the state’s budget when the Legislature is not in session. He plans to use this emergency power to resolve the deficit by employing a massive $1.77 billion accounting shift and slashing more than $900 million from state spending, including cuts to local governments, higher education, and health and human services. All of the allotment adjustments have been implemented except for reductions to fiscal 2011 local government aids, which are expected to be completed by mid-January 2010. (Source: Minnesota Management & Budget.)

The municipal bond market

In our view, the most notable trend within the municipal bond market during the period was the widening performance gap between higher-rated and lower-rated bonds. Demand remained strong for securities with the high (AA or better) credit ratings, for example, but was weak for those in all other rating categories, particularly securities rated BBB or below. As a result, lower-rated bonds

Portfolio management review
Delaware Minnesota Municipal Bond Funds

dramatically underperformed their higher-grade counterparts — especially in the first few months of the period when investor confidence was lowest.

This bifurcation, or divergence of performance, within the municipal market largely resulted from the continued financial troubles for monoline municipal bond insurers. For many years, these companies — which insure municipal bond principal and interest payments — received AAA ratings from the major credit rating agencies. As a result, many investors were willing to buy lower-quality bonds as long as they carried this AAA-rated insurance guarantee. Beginning in 2007, however, as credit conditions worsened, many of these monoline insurance companies saw their credit ratings cut dramatically.

Severe capitalization constraints within the investment banking community compounded the municipal markets’ problems during approximately the first half of the fiscal period. Once investment banks’ capital positions were compromised, most banks were less willing to provide liquidity to help bolster the municipal market.

With municipal bond yields high and their prices at historic lows (bond yields and prices move in opposite directions), investors slowly began to return to the tax-exempt bond market beginning in mid-December 2008. At first, they favored highly rated bonds generally associated with minimal credit risk. By the year’s second calendar quarter, as optimism about the economy grew, municipal bond issuance began to grow, and for the first time in months we began to see increased new supply that stemmed from lower-rated, higher-yielding deals.

In this environment, lower-rated bonds generally enjoyed more-favorable performance, and even rallied in the summer months. Credit spreads — which can be interpreted as the additional income paid to investors in exchange for investing in riskier bonds — narrowed sharply from their peak in early January, indicating some initial easing of the general risk aversion that characterized fixed income markets for so long.

Besides generally avoiding credit risk, many municipal bond investors sought to minimize interest rate risk as well during the period. This was indicated by the fact that the yield curve, or the difference in yield offered by shorter-dated AAA-rated general obligation bonds relative to comparable longer-dated issues, rose steadily during the fiscal period. In fact, it reached a high of nearly four percentage points in August 2009 — almost double the historical average. (Source: Barclays Capital.)

Tactical portfolio shifts

Entering the reporting period, we sought to take advantage of market conditions by positioning the Funds more conservatively. We were emphasizing higher-rated securities as well as those with intermediate maturities.

Beginning early in 2009 and continuing through the end of the fiscal period, we became somewhat more confident, as we perceived a positive shift in the outlook for municipal bonds. Believing that municipal bond investors were being unusually well compensated for taking on credit risk, we began to selectively invest more of the Funds’ assets in lower-rated, higher-yielding bonds. Where appropriate, we also sold some of our intermediate-dated holdings and increasingly focused on longer-dated issues — an approach that enabled us to lock higher interest rates into the portfolios for an extended time.

Our approach during approximately the second half of the fiscal year (selectively investing across the credit spectrum) is more representative of how we manage the Funds during more-normalized market conditions. We are bottom-up investors, meaning that we evaluate securities one by one, based on thorough fundamental research to help ensure our comfort with the credit quality of each issuer. We believe that this approach may enable us to uncover value potential that investors with less experience or a less rigorous dedication to research might not be able to identify.

We believe this shift in Fund positioning was well timed. Early on, when the Funds emphasized higher-quality, intermediate-maturity debt, the securities we owned were often less effected by the worst of the market turmoil. As we gradually positioned the funds more aggressively in a more favorable investment environment, we generally benefited from having the types of fundamentally solid, yet higher-than-average yielding bonds that we have historically favored.

Notable sectors and securities

Many of the best-performing sectors in all three funds were those with a large proportion of high-quality bonds. For example, all of the portfolios benefited from their exposure to pre-refunded issues. These securities are found on the short end of the yield curve and have historically faced little if any credit risk. This is because they are backed by the invested debt proceeds of a second bond issue, which typically consists of U.S. Treasury securities. Given investors’ tremendous risk aversion during the period, Treasurys performed extremely well, boosting the performance of our pre-refunded holdings.

Other sectors with predominantly higher-quality issuance added to performance as well. In Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund, for example, the water/sewer bond sector contributed to returns. Bonds from this category have generally been able to withstand the highly challenging economic environment as they are used to fund projects of an essential nature.

Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund benefited from their allocation to state single-family housing bonds, which are exempt from the alternative minimum tax (AMT). These bonds were helped by their backing by federal agencies as well as from the relative scarcity of AMT-exempt bonds.

On the negative side, the industrial development revenue (IDR) bond category — which consists of corporate-backed bonds — was a notable source of underperformance. IDR bonds had a particularly negative impact on Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund. Bonds in this sector tend to be lower-rated, which on the whole for the year was a negative characteristic in the risk-averse municipal market of the period.

All three Funds saw negative performance from the healthcare sector, which includes two primary bond categories — hospitals and continuing care retirement communities (CCRCs). The difficult housing market combined with the broader economic

Portfolio management review
Delaware Minnesota Municipal Bond Funds

recession hurt CCRCs, as it has left fewer individuals able to afford residency in these facilities. Delaware Tax-Free Minnesota Fund’s position in Woodbury, Minn., CCRC holdings was a notable underperformer, while the Eventide CCRC in Moorhead, Minn., was a negative for Delaware Tax-Free Minnesota Intermediate Fund.

Even though the healthcare sector was a source of negative results overall, one of the best individual performers in Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund was an A-rated Minnesota hospital bond issue, Fairview Health Services. We added this credit to the Tax-Free Minnesota Fund in April 2009, and to the Minnesota High-Yield Municipal Bond Fund in October 2008. In both cases, we felt the issue was offering very attractive values for our shareholders. The bond’s price gained strongly as the period progressed.

Several individual land-transaction bonds — also commonly known as “dirt bonds” — also detracted from total returns. These securities, which help finance property developments, tended to struggle in the wake of the housing market’s boom and subsequent decline. Both Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund were significantly hurt by their holdings of bonds issued to fund Ivy Tower in Minneapolis. Many of Ivy Tower’s condominium units went unsold, as it was a victim of the poor housing market. Both Funds were also hurt by their positions in Saint Anthony Falls development bonds, another Minneapolis condo conversion project. These securities fell in value as investor pessimism about the land-transaction sector grew. However, we note that all of the condos in this project were fully sold, and we feel that the bonds were unfairly tarnished by the overall troubles in the sector.

Performance summaries
Delaware Tax-Free Minnesota Fund	Aug. 31, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free Minnesota Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through Aug. 31, 2009
	1 year	5 years	10 years	Lifetime
Class A (Est. Feb 27, 1984)
Excluding sales charge	+5.04%	+3.84%	+4.95%	+6.97%
Including sales charge	+0.32%	+2.90%	+4.47%	+6.78%
Class B (Est. March 11, 1995)
Excluding sales charge	+4.26%	+3.07%	+4.32%	+4.85%
Including sales charge	+0.26%	+2.81%	+4.32%	+4.85%
Class C (Est. May 4, 1994)
Excluding sales charge	+4.25%	+3.08%	+4.18%	+4.48%
Including sales charge	+3.25%	+3.08%	+4.18%	+4.48%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 7 through 9.) Performance would have been lower had the expense limitation not been in effect.

Performance summaries
Delaware Tax-Free Minnesota Fund

The Fund offers Class A, B, and C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.25% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax that applies to certain investors. Capital gains, if any, are taxable.

Funds that invest primarily in a specific state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Jan. 1, 2009, through Dec. 31, 2009. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	1.11%	1.86%	1.86%
(without fee waivers)
Net expenses[1]	1.10%	1.85%	1.85%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

1 Total expenses and total expenses prior to fees waived and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Delaware Tax-Free Minnesota Fund’s participation in inverse floater programs.

Performance of a $10,000 investment

Average annual total returns from Aug. 31, 1999, through Aug. 31, 2009

For period beginning Aug. 31, 1999, through Aug. 31, 2009	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$16,924
Delaware Tax-Free Minnesota Fund — Class A Shares	$9,550	$15,473

The chart assumes $10,000 invested in the Fund on Aug. 31, 1999, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 7 through 9.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Index as of Aug. 31, 1999. The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index, measures the total return performance of the long-term, investment grade tax-exempt bond market.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Past performance is not a guarantee of future results.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class B	DMOBX	928928696
Class C	DMOCX	928918408

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund	Aug. 31, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free Minnesota Intermediate Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through Aug. 31, 2009
	1 year	5 years	10 years	Lifetime
Class A (Est. Oct. 27, 1985)
Excluding sales charge	+4.67%	+3.79%	+4.58%	+5.22%
Including sales charge	+1.82%	+3.21%	+4.29%	+5.10%
Class B (Est. Aug. 15, 1995)
Excluding sales charge	+3.79%	+2.91%	+4.13%	+4.16%
Including sales charge	+1.79%	+2.91%	+4.13%	+4.16%
Class C (Est. May 4, 1994)
Excluding sales charge	+3.78%	+2.91%	+3.71%	+3.72%
Including sales charge	+2.78%	+2.91%	+3.71%	+3.72%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 10 through 12.) Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, and C shares. Class A shares are sold with a maximum front–end sales charge of up to 2.75%, and have an annual distribution and service fee of up to 0.25% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 2.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten–year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately five years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax that applies to certain investors. Capital gains, if any, are taxable.

Funds that invest primarily in a specific state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Jan. 1, 2009, through Dec. 31, 2009. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.95%	1.70%	1.70%
(without fee waivers)
Net expenses	0.75%	1.60%	1.60%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund

Performance of a $10,000 investment

Average annual total returns from Aug. 31, 1999, through Aug. 31, 2009

For period beginning Aug. 31, 1999, through Aug. 31, 2009	Starting value	Ending value
Barclays Capital 3–15 Year Municipal Bond Index	$10,000	$16,917
Delaware Tax-Free Minnesota Intermediate Fund — Class A Shares	$9,725	$15,206

The chart assumes $10,000 invested in the Fund on Aug. 31, 1999, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 10 through 12.

The chart also assumes $10,000 invested in the Barclays Capital 3–15 Year Municipal Bond Index as of Aug. 31, 1999. The Barclays Capital 3–15 Year Municipal Bond Index, formerly the Lehman Brothers 3–15 Year Municipal Bond Index, measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Past performance is not a guarantee of future results.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class B	DVSBX	928928399
Class C	DVSCX	928930205

Delaware Minnesota High-Yield Municipal Bond Fund	Aug. 31, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Minnesota High-Yield Municipal Bond Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through Aug. 31, 2009
	1 year	5 years	10 years	Lifetime
Class A (Est. June 4, 1996)
Excluding sales charge	+3.63%	+3.70%	+4.81%	+5.26%
Including sales charge	-1.02%	+2.75%	+4.33%	+4.89%
Class B (Est. June 12, 1996)
Excluding sales charge	+2.86%	+2.92%	+4.17%	+4.96%
Including sales charge	-1.10%	+2.66%	+4.17%	+4.96%
Class C (Est. June 7, 1996)
Excluding sales charge	+2.85%	+2.94%	+4.03%	+4.48%
Including sales charge	+1.86%	+2.94%	+4.03%	+4.48%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 13 through 15.) Performance would have been lower had the expense limitation not been in effect.

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund

The Fund offers Class A, B, and C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.25% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax that applies to certain investors. Capital gains, if any, are taxable.

Funds that invest primarily in a specific state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Jan. 1, 2009, through Dec. 31, 2009. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.97%	1.72%	1.72%
(without fee waivers)
Net expenses	0.89%	1.64%	1.64%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment

Average annual total returns from Aug. 31, 1999, through Aug. 31, 2009

For period beginning Aug. 31, 1999, through Aug. 31, 2009	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$16,924
Delaware Minnesota High-Yield Municipal Bond Fund — Class A Shares	$9,550	$15,255

The chart assumes $10,000 invested in the Fund on Aug. 31, 1999, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 13 through 15.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Index as of Aug. 31, 1999. The Barclays Capital Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Past perfromance is not a guarantee of future results.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class B	DVMYX	928928290
Class C	DVMMX	928928282

Disclosure of Fund expenses
For the period March 1, 2009 to August 31, 2009

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 to August 31, 2009.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/09	8/31/09	Expense Ratio	3/1/09 to 8/31/09*
Actual Fund return
Class A	$1,000.00	$1,057.40	0.91%	$4.72
Class B	1,000.00	1,053.40	1.66%	8.59
Class C	1,000.00	1,053.30	1.66%	8.59
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.62	0.91%	$4.63
Class B	1,000.00	1,016.84	1.66%	8.44
Class C	1,000.00	1,016.84	1.66%	8.44

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/09	8/31/09	Expense Ratio	3/1/09 to 8/31/09*
Actual Fund return
Class A	$1,000.00	$1,040.90	0.75%	$3.86
Class B	1,000.00	1,036.40	1.60%	8.21
Class C	1,000.00	1,036.40	1.60%	8.21
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.42	0.75%	$3.82
Class B	1,000.00	1,017.14	1.60%	8.13
Class C	1,000.00	1,017.14	1.60%	8.13

Disclosure of Fund expenses

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/09	8/31/09	Expense Ratio	3/1/09 to 8/31/09*
Actual Fund return
Class A	$1,000.00	$1,082.10	0.89%	$4.67
Class B	1,000.00	1,076.90	1.64%	8.59
Class C	1,000.00	1,077.90	1.64%	8.59
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.72	0.89%	$4.53
Class B	1,000.00	1,016.94	1.64%	8.34
Class C	1,000.00	1,016.94	1.64%	8.34

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocations and credit quality breakdowns
Delaware Tax-Free Minnesota Fund	As of August 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	99.34%
Corporate-Backed Revenue Bonds	3.79%
Education Revenue Bonds	5.71%
Electric Revenue Bonds	7.84%
Escrowed to Maturity Bonds	9.23%
Health Care Revenue Bonds	13.69%
Housing Revenue Bonds	7.45%
Lease Revenue Bonds	3.49%
Local General Obligation Bonds	22.01%
Pre-Refunded Bonds	17.98%
Special Tax Revenue Bonds	3.69%
State General Obligation Bonds	2.85%
Transportation Revenue Bonds	1.13%
Water & Sewer Revenue Bonds	0.48%
Short-Term Investments	0.11%
Total Value of Securities	99.45%
Receivables and Other Assets Net of Liabilities	0.55%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	27.75%
AA	30.00%
A	22.71%
BBB	10.39%
BB	2.25%
Not Rated	6.90%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Sector allocations and credit quality breakdowns
Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	97.93%
Corporate-Backed Revenue Bonds	1.84%
Education Revenue Bonds	10.32%
Electric Revenue Bonds	5.63%
Escrowed to Maturity Bond	1.36%
Health Care Revenue Bonds	11.29%
Housing Revenue Bonds	4.30%
Lease Revenue Bonds	2.05%
Local General Obligation Bonds	28.37%
Pre-Refunded Bonds	9.36%
Special Tax Revenue Bonds	9.49%
State General Obligation Bonds	7.70%
Transportation Revenue Bonds	1.46%
Water & Sewer Revenue Bonds	4.76%
Short-Term Investment	0.32%
Total Value of Securities	98.25%
Receivables and Other Assets Net of Liabilities	1.75%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	33.23%
AA	34.29%
A	17.67%
BBB	7.81%
BB	1.24%
Not Rated	5.76%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Delaware Minnesota High-Yield Muni Bond Fund	As of August 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	97.94%
Corporate-Backed Revenue Bonds	3.16%
Education Revenue Bonds	8.99%
Electric Revenue Bonds	6.32%
Health Care Revenue Bonds	26.50%
Housing Revenue Bonds	13.15%
Lease Revenue Bonds	1.05%
Local General Obligation Bonds	11.99%
Pre-Refunded Bonds	9.62%
Special Tax Revenue Bonds	7.95%
State General Obligation Bonds	3.40%
Transportation Revenue Bond	1.46%
Water & Sewer Revenue Bonds	4.35%
Short-Term Investment	0.04%
Total Value of Securities	97.98%
Receivables and Other Assets Net of Liabilities	2.02%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	17.32%
AA	21.98%
A	23.81%
BBB	17.36%
BB	2.87%
Not Rated	16.66%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Statements of net assets
Delaware Tax-Free Minnesota Fund	August 31, 2009

	Principal amount	Value
Municipal Bonds – 99.34%
Corporate-Backed Revenue Bonds – 3.79%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$6,500,000	$4,700,670
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,357,840
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	7,265,000	6,279,430
Seaway Port Authority of Duluth Industrial
Development Dock & Wharf Revenues
(Cargill Project) Series E 6.125% 11/1/14	4,500,000	4,518,090
		22,856,030
Education Revenue Bonds – 5.71%
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/22 (FSA)	5,135,000	5,329,360
5.00% 10/1/28	8,900,000	9,529,942
5.00% 10/1/29 (NATL-RE)	5,665,000	5,921,341
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,234,675
Series 6-J1 5.00% 5/1/36	2,225,000	2,018,275
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,199,475
(Carleton College) Series 6-T 5.00% 1/1/28	1,000,000	1,050,680
(University of St. Thomas University)
Series 6-X 5.25% 4/1/39	5,000,000	5,118,750
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	2,000,000	2,060,220
		34,462,718
Electric Revenue Bonds – 7.84%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,028,050
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,020,190
Series A
5.00% 10/1/34	6,250,000	6,297,125
5.125% 10/1/29	3,000,000	3,066,450

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System
Revenue Refunding
Series A 5.00% 1/1/14 (ASSURED GTY)	$1,000,000	$1,099,870
5.00% 1/1/16 (ASSURED GTY)	3,000,000	3,334,470
Series B 4.75% 1/1/20 (AMBAC)	2,500,000	2,521,025
Puerto Rico Electric Power Authority Revenue
Refunding Series GG 4.75% 7/1/21 (FSA)	1,000,000	1,002,120
Series TT 5.00% 7/1/37	2,500,000	2,339,600
Series WW 5.50% 7/1/38	4,800,000	4,809,600
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A
5.25% 1/1/14 (AMBAC)	4,000,000	4,433,320
5.25% 1/1/15 (AMBAC)	8,900,000	9,935,604
^Capital Appreciation
4.44% 1/1/25 (NATL-RE)	5,000,000	2,419,650
		47,307,074
Escrowed to Maturity Bonds – 9.23%
Dakota - Washington Counties Housing &
Redevelopment Authority Single Family
Residential Mortgage Revenue
8.15% 9/1/16 (GNMA) (NATL-RE) (AMT)	405,000	542,907
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,792,690
(Bloomington Mortgage) Refunding Series B
8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	20,423,275
Southern Minnesota Municipal Power Agency Supply
System Revenue Refunding Series B
5.50% 1/1/15 (AMBAC)	990,000	1,049,549
University of Minnesota Series A
5.50% 7/1/21	12,500,000	14,702,750
5.75% 7/1/18	3,840,000	4,732,723
Western Minnesota Municipal Power Agency Supply
Revenue Series A
6.60% 1/1/10	440,000	449,174
9.75% 1/1/16 (NATL-RE)	715,000	993,600
		55,686,668

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds – 13.69%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.60% 2/1/32	$2,100,000	$1,579,284
Apple Valley Economic Development Authority Health
Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,030,211
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	691,774
5.00% 9/1/31 (RADIAN)	500,000	442,145
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,518,450
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	2,950,000	2,649,189
Minneapolis Health Care Facility Revenue
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	787,878
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	3,000,000	3,311,610
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,287,265
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,414,225
5.00% 11/15/34 (AMBAC)	10,750,000	10,090,379
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care System Revenue
(Health Partners Obligation Group Project)
5.875% 12/1/29	1,000,000	950,540
Minnesota Agricultural & Economic
Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,466,541
(Fairview Health Care System)
Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	179,984
6.375% 11/15/29	15,000	15,224
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	3,468,801
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	1,845,520
5.25% 9/1/34	7,000,000	6,217,190

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	$1,500,000	$1,073,220
St. Cloud Health Care Revenue (Centracare Health
System Project) Series D Remarketing
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,132,660
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services) Series C
5.50% 7/1/23	3,000,000	3,075,690
5.75% 7/1/30	5,000,000	5,075,600
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	5,953,891
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	6,788,469
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/30	4,000,000	3,339,640
6.00% 11/15/35	4,340,000	3,544,652
Series A 5.70% 11/1/15	1,150,000	1,100,654
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	354,725
5.375% 5/1/43	500,000	341,550
Stillwater Health Care Revenue (Health System
Obligation Group) 5.00% 6/1/35	1,000,000	887,530
Washington County Housing & Redevelopment Authority
Revenue (Health East Project) 5.50% 11/15/27	1,000,000	831,120
Willmar (Rice Memorial Hospital Project)
5.00% 2/1/22 (FSA)	1,000,000	1,065,770
5.00% 2/1/25 (FSA)	1,000,000	1,027,710
		82,539,091
Housing Revenue Bonds – 7.45%
Brooklyn Center Multifamily Housing Revenue Refunding
(Shingle Creek) 5.40% 5/20/43 (GNMA) (AMT)	1,000,000	987,670
Dakota County Housing & Redevelopment Authority Single
Family Mortgage Revenue
5.85% 10/1/30 (GNMA) (FNMA) (AMT)	119,000	119,046

Statements of net assets
Delaware Tax-Free Minnesota Fund

		Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
@	Hutchinson Multifamily Housing Revenue
	(Evergreen Apartments Project)
	5.75% 11/1/28 (HUD Section 8)	$765,000	$569,619
	Minneapolis Multifamily Housing Revenue
	(Bottineau Commons Project)
	5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,493,010
	(Grant Street Apartments Project) Series A 7.25% 11/1/29	750,000	698,970
	(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	7,941,040
	(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	905,000	915,815
	(Trinity Apartments) Refunding Series A
	6.75% 5/1/21 (HUD Section 8)	1,575,000	1,452,985
	Minnesota Housing Finance Agency Rental Housing
	Revenue Series C-2 5.95% 2/1/15 (AMBAC)	1,495,000	1,497,885
	Minnesota Housing Finance Agency Residential Housing
	Series A 5.30% 7/1/19	470,000	479,170
	Series B-1 5.35% 1/1/33 (AMT)	2,750,000	2,720,878
	•Series D 4.80% 7/1/38 (AMT)	2,500,000	2,228,400
	Series I 4.85% 7/1/38 (AMT)	2,000,000	1,799,640
	Series I 5.15% 7/1/38 (AMT)	5,530,000	5,266,606
	Series L 5.10% 7/1/38 (AMT)	9,910,000	9,312,129
	Series M 4.875% 7/1/37 (AMT)	4,500,000	4,089,375
	Single Family Mortgage Series J 5.90% 7/1/28 (AMT)	345,000	345,597
@	St. Cloud Housing & Redevelopment Authority
	Multifamily Housing Revenue (Sterling Heights
	Apartments Project) 7.55% 4/1/39 (AMT)	1,000,000	818,580
@	Washington County Housing & Redevelopment
	Authority Governmental Revenue Refunding
	(Briar Pond Project) Series C 7.25% 8/20/34	925,000	724,580
	White Bear Lake Multifamily Revenue Refunding
	(Lake Square) Series A 5.875% 2/1/15 (FHA)	740,000	741,369
	Willmar Housing & Redevelopment Authority Multifamily
	Housing Revenue (Highland Apartments)
	5.85% 6/1/19 (HUD Section 8)	785,000	732,107
			44,934,471
Lease Revenue Bonds – 3.49%
	Minneapolis Special School District #001 Series A
	5.00% 2/1/18 (FSA)	1,545,000	1,639,940
	5.00% 2/1/19 (FSA)	1,535,000	1,629,326
	5.00% 2/1/20 (FSA)	1,690,000	1,793,851

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Un-Refunded Balance Series D 5.25% 7/1/36	$1,070,000	$939,064
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,594,250
5.25% 12/1/27	3,840,000	3,966,950
Series 3-12 5.125% 12/1/27	3,000,000	3,112,710
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,059,720
Series 3-11 5.00% 12/1/27	2,500,000	2,581,850
Series 9 5.25% 12/1/27	725,000	748,969
		21,066,630
Local General Obligation Bonds – 22.01%
Anoka County Capital Improvement Series A
5.00% 2/1/19	1,270,000	1,475,981
5.00% 2/1/22	500,000	561,630
Big Lake Independent School District #727 Series A
5.00% 2/1/17 (FSA)	1,040,000	1,058,002
5.00% 2/1/20 (FSA)	1,000,000	1,017,310
Bloomington Independent School District #271
Series B 5.00% 2/1/17	5,300,000	5,391,743
Centennial Independent School District #012
Series A 5.00% 2/1/18 (FSA)	1,270,000	1,372,578
Dakota County Capital Improvement Series A
4.75% 2/1/26	1,000,000	1,013,780
Dakota County Community Development Agency
(Senior Housing Facilities) 5.00% 1/1/21	1,275,000	1,315,405
Farmington Independent School District #192 Series B
5.00% 2/1/27 (FSA)	10,705,000	11,306,727
^Capital Appreciation 5.34% 2/1/21 (FSA)	1,500,000	880,125
^Capital Appreciation 5.424% 2/1/20 (FSA)	1,650,000	1,021,119
Hennepin County Regional Railroad Authority
5.00% 12/1/31	4,030,000	4,073,524
Lakeville Independent School District #194
^Capital Appreciation Series B 5.45% 2/1/19 (FSA)	8,000,000	4,883,200
Series A 4.75% 2/1/22 (FSA)	6,850,000	7,113,246

Statements of net assets
Delaware Tax-Free Minnesota Fund

		Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
^	Mahtomedi Independent School District #832
	Capital Appreciation Series B 5.90% 2/1/14 (NATL-RE)	$1,540,000	$1,384,783
	Metropolitan Council Minneapolis-St. Paul
	Metropolitan Area Waste Water Treatment
	Series B 5.00% 12/1/21	1,200,000	1,331,844
	Series C
	5.00% 3/1/16	2,440,000	2,837,232
	5.00% 3/1/28	5,000,000	5,319,000
	Minneapolis Library 5.00% 12/1/25	1,500,000	1,561,500
	Morris Independent School District #769 Building
	5.00% 2/1/24 (NATL-RE)	4,875,000	5,400,915
	Mounds View Independent School District #621 Series A
	5.00% 2/1/20 (NATL-RE)	2,970,000	3,152,507
	5.375% 2/1/24 (FGIC)	6,170,000	6,524,035
	New Brighton Tax Increment Series A
	5.00% 2/1/27 (NATL-RE)	1,000,000	1,065,580
	Osseo Independent School District #279 Series A
	5.00% 2/1/21 (FSA)	3,570,000	3,789,377
	Prior Lake Independent School District #719 Series B
	5.00% 2/1/19 (FSA)	3,145,000	3,404,714
	Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,098,987
	Robbinsdale Independent School District #281
	5.00% 2/1/21 (FSA)	1,310,000	1,397,181
	Rockford Independent School District #883
	5.60% 2/1/21 (FSA)	3,210,000	3,273,558
	5.625% 2/1/23 (FSA)	7,020,000	7,159,768
^	Rosemount Independent School District #196
	Capital Appreciation Series B
	5.85% 4/1/10 (FSA)	2,240,000	2,229,203
	5.931% 4/1/11 (FSA)	2,600,000	2,547,194
	5.961% 4/1/12 (FSA)	1,850,000	1,769,026
	6.008% 4/1/13 (FSA)	1,915,000	1,779,092
^	Sartell Independent School District #748
	Capital Appreciation Refunding Series B
	5.976% 2/1/13 (NATL-RE)	540,000	498,420
	6.100% 2/1/15 (NATL-RE)	1,075,000	901,796
	6.15% 2/1/16 (NATL-RE)	1,750,000	1,397,095

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
^ Sauk Rapids Independent School District #047 Series B
5.983% 2/1/15 (FSA)	$2,700,000	$2,085,372
6.083% 2/1/17 (FSA)	2,245,000	1,534,592
South Washington County Independent School
District #833 Series A
4.75% 2/1/25	2,500,000	2,658,350
4.75% 2/1/26	3,600,000	3,807,036
4.75% 2/1/27	2,300,000	2,417,139
5.60% 2/1/20 (NATL-RE)	6,880,000	7,016,224
St. Michael Independent School District #885
5.00% 2/1/20 (FSA)	1,970,000	2,129,117
5.00% 2/1/27 (FSA)	3,435,000	3,712,445
St. Peter’s Hospital Series A 5.00% 9/1/24 (NATL-RE)	1,905,000	1,943,214
Todd Morrison Cass & Wadena Counties United
Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	2,000,000	2,069,880
5.125% 12/1/24	1,000,000	1,030,280
		132,710,826
§Pre-Refunded Bonds – 17.98%
Chaska Electric Revenue Series A 6.00% 10/1/25-10	1,000,000	1,057,940
Duluth Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/33-14	10,000,000	11,403,000
5.50% 2/15/23-14	1,000,000	1,150,920
Hopkins Housing & Redevelopment Authority
(Public Works & Fire Station) Series A
5.00% 2/1/23-13 (NATL-RE)	1,210,000	1,356,579
Marshall Medical Center Gross Revenue (Weiner Memorial
Medical Center Project) 6.00% 11/1/28-09	1,000,000	1,008,760
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	17,300,000	19,744,143
(Fairview Health Services) Series A 5.625% 5/15/32-12	16,925,000	19,098,170
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue
Series A 5.25% 1/1/32-11 (FGIC)	5,000,000	5,298,950
Series C 5.25% 1/1/32-11 (FGIC)	8,845,000	9,373,843

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Minnesota Agricultural & Economic Development Revenue
(Fairview Health Care System)
Series A 6.375% 11/15/29-10	$485,000	$521,812
Minnesota State 5.00% 11/1/20-10 (FSA)	13,675,000	14,334,135
Rochester Electric Utilities Revenue 5.25% 12/1/30-10	4,915,000	5,192,009
Southern Minnesota Municipal Power Agency Supply
Revenue Series A
5.75% 1/1/18-13	3,790,000	4,081,262
5.75% 1/1/18-13 (AMBAC)	670,000	721,490
5.75% 1/1/18-13 (NATL-RE)	1,000,000	1,076,850
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
5.25% 7/1/30-14	9,420,000	10,727,967
5.50% 7/1/25-14	2,000,000	2,300,500
		108,448,330
Special Tax Revenue Bonds – 3.69%
Hennepin County Sales Revenue
(Second Lien - Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,375,499
5.00% 12/15/20	1,000,000	1,120,350
5.00% 12/15/24	1,150,000	1,251,626
Minneapolis Tax Increment Revenue Refunding
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	687,100
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	5,605,000	5,010,309
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	4,000,000	3,323,520
Puerto Rico Sales Tax Financing Corporation
Sales Tax Revenue First Subordinate Series A
•5.00% 8/1/39	925,000	946,849
5.75% 8/1/37	5,620,000	5,777,921
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan) Series A
5.25% 10/1/22	1,785,000	1,760,028
		22,253,202

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 2.85%
Minnesota State
5.00% 10/1/15	$5,000,000	$5,822,350
5.00% 8/1/21	2,400,000	2,598,840
Series A 5.00% 12/1/21	5,000,000	5,755,450
Puerto Rico Commonwealth Public Improvement
Un-Refunded Balance
Series A 5.00% 7/1/34	1,670,000	1,473,257
Series B 5.00% 7/1/35	575,000	505,391
Puerto Rico Government Development Bank
Senior Notes Series B 5.00% 12/1/14	1,000,000	1,014,580
		17,169,868
Transportation Revenue Bonds – 1.13%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A
5.00% 1/1/15 (AMT)	3,095,000	3,189,645
5.00% 1/1/22 (NATL-RE)	2,000,000	2,045,420
5.25% 1/1/16 (NATL-RE)	1,460,000	1,550,520
		6,785,585
Water & Sewer Revenue Bonds – 0.48%
Minnesota Public Facilities Authority Drinking Water
Revenue Series B 5.25% 3/1/13	1,500,000	1,694,940
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series B 5.00% 3/1/19	1,000,000	1,170,032
		2,864,972
Total Municipal Bonds (cost $582,181,593)		599,085,465

	Number of shares
Short-Term Investments – 0.11%
Money Market Instrument – 0.09%
Federated Minnesota Municipal Cash Trust	553,820	553,820
		553,820

	Principal amount
Variable Rate Demand Note – 0.02%
University of Minnesota Series C 0.20% 12/1/36	$100,000	100,000
		100,000
Total Short-Term Investments (cost $653,820)		653,820

Statements of net assets
Delaware Tax-Free Minnesota Fund

Total Value of Securities – 99.45%
(cost $582,835,413)	$599,739,285
Receivables and Other Assets
Net of Liabilities – 0.55%	3,333,220
Net Assets Applicable to 49,484,763
Shares Outstanding – 100.00%	$603,072,505

Net Asset Value – Delaware Tax-Free Minnesota Fund
Class A ($559,392,714 / 45,909,709 Shares)	$12.18
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class B ($9,506,019 / 779,525 Shares)	$12.19
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class C ($34,173,772 / 2,795,529 Shares)	$12.22

Components of Net Assets at August 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$586,243,181
Distributions in excess of net investment income	(144,872)
Accumulated net realized gain on investments	70,324
Net unrealized appreciation of investments	16,903,872
Total net assets	$603,072,505

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of August 31, 2009.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
@	Illiquid security. At August 31, 2009, the aggregate amount of illiquid securities was $2,112,779, which represented 0.35% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
VA — Veterans Administration Collateral

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$12.18
Sales charge (4.50% of offering price) (B)	0.57
Offering price	$12.75

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2009

	Principal amount	Value
Municipal Bonds – 97.93%
Corporate-Backed Revenue Bonds – 1.84%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	$750,000	$689,798
Minneapolis Community Development Agency
(Limited Tax Common Bond Fund)
Series 4 6.20% 6/1/17 (AMT)	960,000	962,275
		1,652,073
Education Revenue Bonds – 10.32%
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	1,000,000	1,070,780
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,056,290
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	744,510
(St. Johns University) Series 6-U
4.40% 10/1/21	325,000	330,642
4.50% 10/1/23	265,000	268,882
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,685,432
Series 6-X 5.00% 4/1/24	1,000,000	1,048,810
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	1,000,000	1,030,110
University of Minnesota Series A 4.00% 4/1/15	310,000	338,309
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,675,170
		9,248,935
Electric Revenue Bonds – 5.63%
Chaska Electric Revenue Refunding (Generating Facilities)
Series A 5.25% 10/1/25	1,000,000	1,030,900
Northern Municipal Power Agency
5.00% 1/1/13 (ASSURED GTY)	1,200,000	1,309,008
Series A
5.00% 1/1/14 (ASSURED GTY)	510,000	560,934
5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,107,730
Southern Municipal Power Agency Power Supply System
Series A 5.25% 1/1/30	1,000,000	1,034,990
		5,043,562

	Principal amount	Value
Municipal Bonds (continued)
Escrowed to Maturity Bond – 1.36%
University of Minnesota Series A 5.75% 7/1/16	$1,000,000	$1,217,320
		1,217,320
Health Care Revenue Bonds – 11.29%
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	650,000	574,789
Glencoe Health Care Facilities Revenue (Glencoe Regional
Health Services Project) 5.00% 4/1/31	1,000,000	853,980
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A 6.625% 11/15/28	1,500,000	1,655,805
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project)
6.00% 12/1/17	850,000	872,296
Moorhead Economic Development Authority Multifamily
Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	394,459
St. Cloud Minnesota Health Care Revenue (Centracare
Health System Project) 5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,026,850
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services) Series C 5.625% 7/1/26	1,500,000	1,529,670
St. Paul Housing & Redevelopment Authority Health Care
Revenue (Allina Health System)
Series A 5.00% 11/15/14 (NATL-RE)	2,000,000	2,118,379
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project) Series B 5.85% 11/1/17	1,160,000	1,089,948
		10,116,176
Housing Revenue Bonds – 4.30%
Minneapolis Multifamily Housing Revenue Refunding
(Trinity Apartments)
Series A 6.75% 5/1/21 (HUD Section 8)	1,635,000	1,508,336
Minnesota Housing Finance Agency Residential Housing
•Series D 4.749% 7/1/32 (AMT)	750,000	705,143
Series I 5.10% 7/1/20 (AMT)	705,000	709,935
Series M 4.85% 7/1/31 (AMT)	1,000,000	933,060
		3,856,474

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 2.05%
Edina Housing & Redevelopment Authority Public Project
Revenue (Appropriate Lease Obligation)
5.125% 2/1/19	$1,000,000	$1,041,820
Virginia Housing & Redevelopment Authority Health Care
Facility Lease Revenue 5.25% 10/1/25	880,000	797,280
		1,839,100
Local General Obligation Bonds – 28.37%
Anoka County Capital Improvements
Series A 4.00% 2/1/17	1,175,000	1,281,808
Series C 5.00% 2/1/27	500,000	536,525
Anoka-Hennepin Independent School District #11
Refunding 5.00% 2/1/17	1,000,000	1,157,850
Big Lake Independent School District #727
Series C Refunding
5.00% 2/1/16 (FSA)	1,180,000	1,232,463
5.00% 2/1/17 (FSA)	1,000,000	1,044,460
Centennial Independent School District #012 Series A
5.00% 2/1/18 (FSA)	1,000,000	1,080,770
5.00% 2/1/20 (FSA)	750,000	810,578
Dakota County Capital Improvement Series A
4.75% 2/1/17	1,000,000	1,043,420
Duluth Independent School District #709 Revenue
Certificates of Participation
Series A 4.25% 2/1/20 (FSA)	1,710,000	1,836,693
Hennepin County Series B 4.75% 12/1/14	1,000,000	1,034,900
Hopkins Independent School District #270
5.125% 2/1/17 (FGIC)	2,000,000	2,167,439
Mankato Independent School District #77 (Formerly Blue
Earth County Independent School District #10)
4.125% 2/1/22	1,000,000	1,045,250
Metropolitan Council Minneapolis-St. Paul Metropolitan
Area Waste Water Treatment Series C
5.00% 3/1/16	560,000	651,168
5.00% 3/1/28	1,000,000	1,063,800
Minneapolis Various Purposes
4.00% 12/1/14	1,500,000	1,655,940
4.00% 12/1/23	1,500,000	1,534,260

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Osseo Independent School District #279
Series A 5.00% 2/1/21 (FSA)	$1,500,000	$1,592,175
South Washington County Independent School District #833
Series A 4.00% 2/1/22	750,000	774,075
Series B 5.00% 2/1/16 (FSA)	1,560,000	1,678,934
St. Paul Independent School District #625
(School Building) Series A 4.00% 2/1/15	1,020,000	1,115,982
White Bear Lake Independent School District #624
(Formerly Joint Independent Consolidated Ramsey
County School District #39 & Washington & Anoka
Counties School District #103) Series B 4.75% 2/1/22	1,000,000	1,089,010
		25,427,500
§Pre-Refunded Bonds – 9.36%
Duluth Economic Development Authority Health Care
Facilities Revenue (Benedictine Health System -
St. Mary’s Hospital) 5.25% 2/15/33-14	1,000,000	1,140,300
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	1,500,000	1,711,920
(Fairview Health Services) Series A 5.625% 5/15/32-12	1,750,000	1,974,699
Minneapolis -St. Paul Metropolitan Airports Commission
Revenue Series C 5.125% 1/1/20-11 (FGIC)	750,000	793,598
Minnesota Higher Education Facilities Authority Revenue
(College of Art & Design) Series 5-D 6.625% 5/1/20-10	1,000,000	1,040,050
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Series B 5.50% 7/1/25-14	1,500,000	1,725,375
		8,385,942
Special Tax Revenue Bonds – 9.49%
Hennepin County Sales Tax Revenue (Second Lien-
Ballpark Project) Series B 5.00% 12/15/17	1,740,000	2,013,824
Minneapolis Art Center Facilities Revenue (Walker Art
Center Project) 5.125% 7/1/21	2,250,000	2,310,029
@ Minneapolis Tax Increment Revenue (Ivy Tower Project)
5.50% 2/1/22	415,000	303,062
Minnesota 911 Revenue (Public Safety Radio
Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,485,765
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,263,986

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Sales Tax Revenue
First Sub Series A
•5.00% 8/1/39	$500,000	$511,810
6.125% 8/1/29	250,000	260,508
ΩCapital Appreciation 5.55% 8/1/32	510,000	357,000
		8,505,984
State General Obligation Bonds – 7.70%
Minnesota State
5.00% 6/1/10	1,330,000	1,376,178
Refunding 5.00% 8/1/15	2,000,000	2,323,260
Various Purposes Series A 5.00% 12/1/21	1,000,000	1,151,090
Puerto Rico Commonwealth Public Improvement
Refunding Series A 5.25% 7/1/15	1,000,000	1,021,570
• Puerto Rico Public Finance (Commonwealth
Appropriation) (LOC - Puerto Rico Government Bank)
Series A 5.75% 8/1/27	1,000,000	1,027,360
		6,899,458
Transportation Revenue Bonds – 1.46%
Minneapolis-St. Paul Metropolitan Airports
Commission Refunding
Series A 5.00% 1/1/13 (AMT)	500,000	520,185
Series 14 5.50% 1/1/11 (AMT)	750,000	784,958
		1,305,143
Water & Sewer Revenue Bonds – 4.76%
Minnesota Public Facilities Authority Drinking Water
Revenue Series B 5.25% 3/1/13	1,000,000	1,129,960
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding
Series C 5.00% 3/1/18	1,000,000	1,113,690
Series D 5.00% 3/1/14	500,000	568,630
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,448,566
		4,260,846
Total Municipal Bonds (cost $84,778,704)		87,758,513

	Number of shares	Value
Short-Term Investment – 0.32%
Money Market Instrument – 0.32%
Federated Minnesota Municipal Cash Trust	289,779	$289,779
Total Short-Term Investment (cost $289,779)		289,779

Total Value of Securities – 98.25%
(cost $85,068,483)		88,048,292
Receivables and Other Assets
Net of Liabilities – 1.75%		1,565,286
Net Assets Applicable to 8,278,661
Shares Outstanding – 100.00%		$89,613,578

Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class A ($78,021,123 / 7,209,666 Shares)		$10.82
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class B ($317,202 / 29,231 Shares)		$10.85
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class C ($11,275,253 / 1,039,764 Shares)		$10.84

Components of Net Assets at August 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$87,643,637
Undistributed net investment income		2,522
Accumulated net realized loss on investments		(1,012,390)
Net unrealized appreciation of investments		2,979,809
Total net assets		$89,613,578

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

@	Illiquid security. At August 31, 2009, the aggregate amount of illiquid securities was $303,062, which represented 0.34% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of August 31, 2009.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
HUD — Housing and Urban Development
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$10.82
Sales charge (2.75% of offering price) (B)	0.31
Offering price	$11.13

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2009

	Principal amount	Value
Municipal Bonds – 97.94%
Corporate-Backed Revenue Bonds – 3.16%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$1,700,000	$1,229,406
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,609,528
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	1,750,000	1,512,595
		4,351,529
Education Revenue Bonds – 8.99%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy)
Series A 7.00% 8/1/38	500,000	430,300
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	669,865
Series 6-J1 5.00% 5/1/36	1,000,000	907,090
(Bethel University) Refunding
Series 6-R 5.50% 5/1/37	1,500,000	1,319,685
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	928,600
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	781,349
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	894,380
5.00% 10/1/22	1,000,000	1,050,540
(University of St. Thomas) Series 6-I 5.00% 4/1/23	1,500,000	1,568,610
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,055,510
University of Minnesota Special Purpose Revenue
(Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,768,661
		12,374,590
Electric Revenue Bonds – 6.32%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,030,900
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,770,735
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/16 (ASSURED GTY)	1,200,000	1,333,788
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,110,620

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A 5.25% 1/1/16 (AMBAC)	$1,000,000	$1,114,210
Western Minnesota Municipal Power Agency Supply
Revenue Series A 5.00% 1/1/30 (NATL-RE)	1,335,000	1,342,236
		8,702,489
Health Care Revenue Bonds – 26.50%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	579,747
Apple Valley Economic Development Authority Health
Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	777,770
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	1,350,000	1,193,792
Refunding 5.00% 9/1/20	1,150,000	1,145,193
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,014,759
Detroit Lakes Housing & Health Facilities Revenue
Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	430,035
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,056,264
5.00% 4/1/31	1,965,000	1,678,071
Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	1,000,000	740,620
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/35	1,880,000	1,627,403
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,082,123
5.25% 5/1/37	1,000,000	898,030
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,900,000	2,097,352
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	282,295
Series D 5.00% 11/15/34 (AMBAC)	1,000,000	938,640

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project)
6.00% 12/1/17	$525,000	$538,771
Minnesota Agricultural & Economic Development
Board Revenue (Benedictine Health Systems)
5.75% 2/1/29	1,000,000	773,900
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	550,000	395,357
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	874,040
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	400,000	313,896
6.00% 4/1/41	1,250,000	934,963
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	888,170
St. Cloud Minnesota Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,533,165
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicolllet Health Services)
Series C 5.50% 7/1/23	1,000,000	1,025,230
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	859,300
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	1,977,691
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	894,520
6.00% 11/15/30	1,000,000	834,910
Series A 5.70% 11/1/15	705,000	674,748
Series B 5.85% 11/1/17	250,000	234,903
St. Paul Housing and Redevelopment Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	683,100

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	$2,000,000	$1,909,560
5.00% 6/1/35	1,000,000	887,530
@ Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,426,493
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,282,500
		36,484,841
Housing Revenue Bonds – 13.15%
Chanhassen Multifamily Housing Revenue Refunding
(Heritage Park Apartments Project)
6.20% 7/1/30 (FHA) (AMT) (HUD Section 8)	300,000	300,177
Chaska Multifamily Housing Revenue (West Suburban
Housing Partners Project) 5.875% 3/1/31 (AMT)	1,000,000	712,020
@ Hutchinson Multifamily Housing Revenue (Evergreen
Apartments Project) 5.75% 11/1/28 (HUD Section 8)	1,655,000	1,232,313
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding
Series A 7.25% 11/1/29	2,085,000	1,943,137
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,345,000	1,329,680
(Trinity Apartments) Refunding
Series A 6.75% 5/1/21 (HUD Section 8)	605,000	558,131
Minneapolis-St. Paul Housing Finance Board Single
Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	895,468	865,953
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	570,744
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,088,012
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	1,000,000	931,540
Series I 4.85% 7/1/38 (AMT)	1,145,000	1,030,294
Series L 5.10% 7/1/38 (AMT)	1,500,000	1,409,505
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,271,874
(Single Family Mortgage)
Series E 6.25% 1/1/23 (AMT)	5,000	5,005

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency (continued)
(Single Family Mortgage)
Series J 5.90% 7/1/28 (AMT)	$490,000	$490,848
Series M 5.875% 1/1/17	10,000	10,016
@ St. Cloud Housing & Redevelopment Authority
Multifamily Housing Revenue (Sterling Heights
Apartments Project) 7.55% 4/1/39 (AMT)	530,000	433,847
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue (Shelby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	757,013
Stillwater Multifamily Housing Revenue (Orleans Homes
Project) 5.50% 2/1/42 (AMT)	750,000	507,495
@ Washington County Housing & Redevelopment Authority
Revenue Refunding (Briar Pond Project)
Series B 7.125% 8/20/34	810,000	660,628
		18,108,232
Lease Revenue Bonds – 1.05%
Hibbing Economic Development Authority Revenue
(Public Project - Hibbing Lease Obligation)
6.40% 2/1/12	410,000	408,754
St. Paul Port Authority Lease Revenue (Robert Street
Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,032,740
		1,441,494
Local General Obligation Bonds – 11.99%
Chaska Independent School District #112
Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,022,760
Farmington Independent School District #192
Series B 5.00% 2/1/27 (FSA)	1,000,000	1,056,210
Foley Independent School District #51 (School Building)
Refunding Series A 5.00% 2/1/21	1,105,000	1,213,135
Hopkins Independent School District #270 Facilities
5.00% 2/1/26 (NATL-RE)	1,055,000	1,105,893
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (FSA)	1,000,000	1,038,430

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Metropolitan Council Minneapolis-St. Paul
Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	$500,000	$554,935
Series C 5.00% 3/1/28	1,000,000	1,063,800
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,534,260
Moorhead Improvement Series B 5.00% 2/1/33 (NATL-RE)	750,000	761,543
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,510,470
South Washington County Independent
School District #833 Series A 4.75% 2/1/27	1,500,000	1,576,395
Todd Morrison Cass & Wadena Counties United
Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	631,313
5.125% 12/1/24	205,000	211,207
5.25% 12/1/26	1,540,000	1,589,727
White Bear Lake Independent School District #624
(Formerly Joint Independent Consolidated
Ramsey County School District #39 & Washington &
Anoka Counties School District #103)
Series B 4.75% 2/1/22	1,500,000	1,633,515
		16,503,593
§Pre-Refunded Bonds – 9.62%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	1,000,000	1,115,450
Duluth Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,140,300
5.25% 2/15/33-14	2,250,000	2,565,675
Minneapolis Community Development Agency Supported
Development Revenue
(Limited Tax Common Bond Fund)
Series G-3 5.45% 12/1/31-11	1,000,000	1,102,000
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	2,000,000	2,282,560
(Fairview Health Services) Series A 5.625% 5/15/32-12	2,000,000	2,256,800
Minnesota Higher Education Facilities Authority Revenue
(College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	520,440

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	$1,000,000	$1,127,690
St. Louis Park Health Care Facilities Revenue (Park
Nicollet Health Services) Series B 5.25% 7/1/30-14	1,000,000	1,138,850
		13,249,765
Special Tax Revenue Bonds – 7.95%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project)
Series B 5.00% 12/15/24	1,000,000	1,097,330
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,680,525
5.00% 12/15/24	1,000,000	1,088,370
Minneapolis Supported Development Revenue
(Limited Tax-Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	1,170,000	1,030,852
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	510,941
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	339,320
Minnesota 911 Revenue (Public Safety Radio Commission
System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,081,750
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	664,704
Puerto Rico Sales Tax Financing Revenue First Subordinate
Series A 5.75% 8/1/37	930,000	956,133
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,500,000	1,525,320
Virgin Islands Public Finance Authority Revenue
(Senior-Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	965,610
		10,940,855
State General Obligation Bonds – 3.40%
Minnesota State
5.00% 6/1/14	1,000,000	1,144,540
5.00% 8/1/21 (FSA)	1,250,000	1,372,738
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/22	1,000,000	990,720
Un-Refunded Balance 5.00% 7/1/34	185,000	163,205

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Puerto Rico Government Development Bank Senior Notes
Series B 5.00% 12/1/14	$1,000,000	$1,014,580
		4,685,783
Transportation Revenue Bond – 1.46%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A 5.00% 1/1/28 (NATL-RE)	2,000,000	2,018,800
		2,018,800
Water & Sewer Revenue Bonds – 4.35%
Minnesota Public Facilities Authority Clean Water
Revenue Series B 5.00% 3/1/18	2,000,000	2,335,880
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding
Series C 5.00% 3/1/18	1,000,000	1,113,690
Series D 5.00% 3/1/14	1,000,000	1,137,260
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,400,231
		5,987,061
Total Municipal Bonds (cost $139,325,179)		134,849,032

	Number of shares
Short-Term Investment – 0.04%
Money Market Instrument – 0.04%
Federated Minnesota Municipal Cash Trust	50,221	50,221
Total Short-Term Investment (cost $50,221)		50,221

Total Value of Securities – 97.98%
(cost $139,375,400)		134,899,253
Receivables and Other Assets
Net of Liabilities – 2.02%		2,787,145
Net Assets Applicable to 13,893,355
Shares Outstanding – 100.00%		$137,686,398

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class A ($107,950,653 / 10,897,209 Shares)	$9.91
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class B ($4,995,438 / 503,566 Shares)	$9.92
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class C ($24,740,307 / 2,492,580 Shares)	$9.93

Components of Net Assets at August 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$146,927,304
Undistributed net investment income	97
Accumulated net realized loss on investments	(4,764,856)
Net unrealized depreciation of investments	(4,476,147)
Total net assets	$137,686,398

§

Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At August 31, 2009, the aggregate amount of illiquid securities was $4,264,222, which represented 3.10% of the Fund's net assets. See Note 9 in “Notes to financial statements.”

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FHA — Insured by the Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

Net Asset Value and Offering Price Per Share –
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$9.91
Sales charge (4.50% of offering price) (B)	0.47
Offering price	$10.38

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of operations
Year Ended August 31, 2009

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$29,197,848	$3,258,064	$7,149,571

Expenses:
Management fees	3,191,063	372,143	730,159
Distribution expenses – Class A	1,372,288	161,816	258,360
Distribution expenses – Class B	102,280	5,687	51,483
Distribution expenses – Class C	296,236	89,830	244,073
Dividend disbursing and transfer agent
fees and expenses	283,360	44,519	87,273
Accounting and administration expenses	235,303	29,772	53,103
Legal fees	93,849	13,661	24,286
Reports and statements to shareholders	64,416	8,881	14,081
Registration fees	50,391	31,422	2,032
Audit and tax	48,852	16,061	19,519
Interest and related expenses	46,310	—	—
Trustees’ fees	40,798	5,354	9,680
Insurance fees	18,829	2,172	4,191
Pricing fees	17,271	7,167	11,948
Custodian fees	11,077	1,858	3,787
Consulting fees	8,152	983	1,842
Trustees’ expenses	3,344	406	802
Dues and services	3,254	303	630
	5,887,073	792,035	1,517,249
Less fees waived	(100,060)	(87,634)	(111,414)
Less waived distribution expenses – Class A	—	(64,726)	—
Less expenses paid indirectly	(29)	—	—
Total operating expenses	5,786,984	639,675	1,405,835
Net Investment Income	23,410,864	2,618,389	5,743,736

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on:
Investments	$398,012	$(536,519)	$(3,504,426)
Swap contracts	—	—	25,000
Net realized gain (loss)	398,012	(536,519)	(3,479,426)
Net change in unrealized appreciation/
depreciation of investments	4,329,928	1,614,867	509,407
Net Realized and Unrealized Gain
(Loss) on Investments	4,727,940	1,078,348	(2,970,019)

Net Increase in Net Assets
Resulting from Operations	$28,138,804	$3,696,737	$2,773,717

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Year Ended
	8/31/09	8/31/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,410,864	$24,693,217
Net realized gain on investments	398,012	1,644,874
Net change in unrealized
appreciation/depreciation of investments	4,329,928	(3,545,582)
Net increase in net assets resulting from operations	28,138,804	22,792,509

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(22,065,961)	(23,717,797)
Class B	(336,274)	(452,818)
Class C	(964,553)	(894,686)

Net realized gain on investments:
Class A	(2,257,248)	(94,009)
Class B	(43,630)	(2,390)
Class C	(114,457)	(4,208)
	(25,782,123)	(25,165,908)

Capital Share Transactions:
Proceeds from shares sold:
Class A	42,839,664	43,057,506
Class B	137,140	119,269
Class C	9,478,506	5,336,417

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	15,962,228	15,526,838
Class B	264,058	307,575
Class C	810,983	698,797
	69,492,579	65,046,402

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Year Ended
	8/31/09	8/31/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(76,315,603)	$(59,622,788)
Class B	(2,471,909)	(4,483,911)
Class C	(4,080,940)	(5,172,765)
	(82,868,452)	(69,279,464)
Decrease in net assets derived from
capital share transactions	(13,375,873)	(4,233,062)
Net Decrease in Net Assets	(11,019,192)	(6,606,461)

Net Assets:
Beginning of year	614,091,697	620,698,158
End of year	$603,072,505	$614,091,697

Distributions in excess of net investment income	$(144,872)	$(22,417)

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Year Ended
	8/31/09	8/31/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,618,389	$2,195,553
Net realized gain (loss) on investments	(536,519)	48,395
Net change in unrealized
appreciation/depreciation of investments	1,614,867	549,365
Net increase in net assets resulting from operations	3,696,737	2,793,313

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(2,352,412)	(1,992,475)
Class B	(16,198)	(39,255)
Class C	(247,432)	(165,689)
	(2,616,042)	(2,197,419)

Capital Share Transactions:
Proceeds from shares sold:
Class A	25,615,997	14,394,866
Class B	23,351	229,426
Class C	5,125,080	2,683,011

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,512,023	1,376,198
Class B	12,783	29,283
Class C	170,452	128,094
	32,459,686	18,840,878

	Year Ended
	8/31/09	8/31/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(8,485,220)	$(6,309,982)
Class B	(608,734)	(1,078,787)
Class C	(1,331,367)	(675,375)
	(10,425,321)	(8,064,144)
Increase in net assets derived from
capital share transactions	22,034,365	10,776,734
Net Increase in Net Assets	23,115,060	11,372,628

Net Assets:
Beginning of year	66,498,518	55,125,890
End of year	$89,613,578	$66,498,518

Undistributed (Distributions in excess of)
net investment income	$2,522	$(1,866)

See accompanying notes

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Year Ended
	8/31/09	8/31/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,743,736	$5,761,135
Net realized loss on investments	(3,479,426)	(153,335)
Net change in unrealized
appreciation/depreciation of investments	509,407	(2,719,275)
Net increase in net assets resulting from operations	2,773,717	2,888,525

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(4,628,073)	(4,613,123)
Class B	(192,230)	(215,135)
Class C	(911,013)	(921,847)
	(5,731,316)	(5,750,105)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,056,968	29,618,345
Class B	73,695	52,811
Class C	2,660,111	7,621,141

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,988,359	3,092,127
Class B	121,542	138,356
Class C	647,117	692,751
	21,547,792	41,215,531

	Year Ended
	8/31/09	8/31/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(24,926,201)	$(23,292,776)
Class B	(992,296)	(1,519,206)
Class C	(6,740,684)	(4,943,787)
	(32,659,181)	(29,755,769)
Increase (decrease) in net assets derived from
capital share transactions	(11,111,389)	11,459,762
Net Increase (Decrease) in Net Assets	(14,068,988)	8,598,182

Net Assets:
Beginning of year	151,755,386	143,157,204
End of year	$137,686,398	$151,755,386

Undistributed net investment income	$97	$—

See accompanying notes

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[2]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[2]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$12.120	$12.170	$12.490	$12.690	$12.620

0.474	0.495	0.511	0.511	0.527
0.107	(0.041)	(0.313)	(0.172)	0.222
0.581	0.454	0.198	0.339	0.749

(0.473)	(0.502)	(0.507)	(0.513)	(0.526)
(0.048)	(0.002)	(0.011)	(0.026)	(0.153)
(0.521)	(0.504)	(0.518)	(0.539)	(0.679)

$12.180	$12.120	$12.170	$12.490	$12.690

5.04%	3.77%	1.58%	2.78%	6.12%

$559,393	$574,914	$578,194	$381,720	$364,491

0.92%	0.93%	0.94%	0.93%	0.93%
0.01%	0.18%	0.29%	0.26%	0.19%
0.93%	1.11%	1.23%	1.19%	1.12%

0.94%	0.93%	0.96%	0.94%	0.94%
0.01%	0.18%	0.29%	0.26%	0.19%
0.95%	1.11%	1.25%	1.20%	1.13%

4.03%	4.05%	4.12%	4.11%	4.19%

4.01%	4.05%	4.10%	4.10%	4.18%
20%	17%	7%	13%	10%

[2] Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[2]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[2]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$12.130	$12.180	$12.500	$12.700	$12.630

0.386	0.403	0.419	0.418	0.433
0.107	(0.041)	(0.314)	(0.172)	0.222
0.493	0.362	0.105	0.246	0.655

(0.385)	(0.410)	(0.414)	(0.420)	(0.432)
(0.048)	(0.002)	(0.011)	(0.026)	(0.153)
(0.433)	(0.412)	(0.425)	(0.446)	(0.585)

$12.190	$12.130	$12.180	$12.500	$12.700

4.26%	2.99%	0.82%	2.01%	5.33%

$9,506	$11,593	$15,674	$11,354	$12,810

1.67%	1.68%	1.69%	1.68%	1.68%
0.01%	0.18%	0.29%	0.26%	0.19%
1.68%	1.86%	1.98%	1.94%	1.87%

1.69%	1.68%	1.71%	1.69%	1.69%
0.01%	0.18%	0.29%	0.26%	0.19%
1.70%	1.86%	2.00%	1.95%	1.88%

3.28%	3.30%	3.37%	3.36%	3.44%

3.26%	3.30%	3.35%	3.35%	3.43%
20%	17%	7%	13%	10%

[2] Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[2]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[2]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$12.160	$12.200	$12.530	$12.720	$12.650

0.386	0.403	0.418	0.418	0.433
0.107	(0.031)	(0.323)	(0.162)	0.222
0.493	0.372	0.095	0.256	0.655

(0.385)	(0.410)	(0.414)	(0.420)	(0.432)
(0.048)	(0.002)	(0.011)	(0.026)	(0.153)
(0.433)	(0.412)	(0.425)	(0.446)	(0.585)

$12.220	$12.160	$12.200	$12.530	$12.720

4.25%	3.06%	0.73%	2.08%	5.32%

$34,174	$27,585	$26,830	$15,125	$13,971

1.67%	1.68%	1.69%	1.68%	1.68%
0.01%	0.18%	0.29%	0.26%	0.19%
1.68%	1.86%	1.98%	1.94%	1.87%

1.69%	1.68%	1.71%	1.69%	1.69%
0.01%	0.18%	0.29%	0.26%	0.19%
1.70%	1.86%	2.00%	1.95%	1.88%

3.28%	3.30%	3.37%	3.36%	3.44%

3.26%	3.30%	3.35%	3.35%	3.43%
20%	17%	7%	13%	10%

2 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.720	$10.610	$10.860	$11.010	$10.890

0.384	0.414	0.445	0.429	0.407
0.100	0.110	(0.250)	(0.150)	0.120
0.484	0.524	0.195	0.279	0.527

(0.384)	(0.414)	(0.445)	(0.429)	(0.407)
(0.384)	(0.414)	(0.445)	(0.429)	(0.407)

$10.820	$10.720	$10.610	$10.860	$11.010

4.67%	5.00%	1.80%	2.62%	4.93%

$78,021	$58,465	$48,477	$48,297	$52,958
0.75%	0.75%	0.76%	0.75%	0.79%

0.97%	0.95%	1.00%	0.97%	0.95%
3.62%	3.83%	4.11%	3.96%	3.72%

3.40%	3.63%	3.87%	3.74%	3.56%
12%	27%	15%	11%	25%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.750	$10.640	$10.890	$11.040	$10.920

0.295	0.322	0.353	0.337	0.314
0.100	0.110	(0.250)	(0.150)	0.120
0.395	0.432	0.103	0.187	0.434

(0.295)	(0.322)	(0.353)	(0.337)	(0.314)
(0.295)	(0.322)	(0.353)	(0.337)	(0.314)

$10.850	$10.750	$10.640	$10.890	$11.040

3.79%	4.10%	0.94%	1.75%	4.03%

$317	$908	$1,713	$1,993	$2,811
1.60%	1.60%	1.61%	1.60%	1.64%

1.72%	1.70%	1.75%	1.72%	1.70%
2.77%	2.98%	3.26%	3.11%	2.87%

2.65%	2.88%	3.12%	2.99%	2.81%
12%	27%	15%	11%	25%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.740	$10.630	$10.880	$11.030	$10.910

0.295	0.322	0.353	0.337	0.314
0.100	0.110	(0.250)	(0.150)	0.120
0.395	0.432	0.103	0.187	0.434

(0.295)	(0.322)	(0.353)	(0.337)	(0.314)
(0.295)	(0.322)	(0.353)	(0.337)	(0.314)

$10.840	$10.740	$10.630	$10.880	$11.030

3.78%	4.10%	0.94%	1.75%	4.04%

$11,276	$7,126	$4,936	$5,162	$5,996
1.60%	1.60%	1.61%	1.60%	1.64%

1.72%	1.70%	1.75%	1.72%	1.70%
2.77%	2.98%	3.26%	3.11%	2.87%

2.65%	2.88%	3.12%	2.99%	2.81%
12%	27%	15%	11%	25%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.000	$10.180	$10.530	$10.610	$10.240

0.422	0.418	0.430	0.445	0.469
(0.091)	(0.180)	(0.350)	(0.082)	0.372
0.331	0.238	0.080	0.363	0.841

(0.421)	(0.418)	(0.430)	(0.443)	(0.471)
(0.421)	(0.418)	(0.430)	(0.443)	(0.471)

$ 9.910	$10.000	$10.180	$10.530	$10.610

3.63%	2.35%	0.71%	3.54%	8.40%

$107,951	$116,999	$109,807	$87,504	$63,802
0.89%	0.89%	0.90%	0.89%	0.89%

0.97%	0.97%	1.00%	1.00%	0.98%
4.49%	4.11%	4.09%	4.26%	4.50%

4.41%	4.03%	3.99%	4.15%	4.41%
12%	10%	10%	4%	3%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.010	$10.190	$10.550	$10.630	$10.250

0.352	0.341	0.351	0.367	0.391
(0.091)	(0.179)	(0.360)	(0.082)	0.381
0.261	0.162	(0.009)	0.285	0.772

(0.351)	(0.342)	(0.351)	(0.365)	(0.392)
(0.351)	(0.342)	(0.351)	(0.365)	(0.392)

$9.920	$10.010	$10.190	$10.550	$10.630

2.86%	1.58%	(0.13% )	2.77%	7.68%

$4,995	$5,907	$7,334	$9,578	$10,505
1.64%	1.64%	1.65%	1.64%	1.64%

1.72%	1.72%	1.75%	1.75%	1.73%
3.74%	3.36%	3.34%	3.51%	3.75%

3.66%	3.28%	3.24%	3.40%	3.66%
12%	10%	10%	4%	3%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.020	$10.200	$10.550	$10.630	$10.250

0.352	0.342	0.351	0.367	0.391
(0.091)	(0.181)	(0.350)	(0.082)	0.381
0.261	0.161	0.001	0.285	0.772

(0.351)	(0.341)	(0.351)	(0.365)	(0.392)
(0.351)	(0.341)	(0.351)	(0.365)	(0.392)

$9.930	$10.020	$10.200	$10.550	$10.630

2.85%	1.58%	(0.04% )	2.76%	7.68%

$24,740	$28,849	$26,016	$20,516	$15,809
1.64%	1.64%	1.65%	1.64%	1.64%

1.72%	1.72%	1.75%	1.75%	1.73%
3.74%	3.36%	3.34%	3.51%	3.75%

3.66%	3.28%	3.24%	3.40%	3.66%
12%	10%	10%	4%	3%

Notes to financial statements
Delaware Minnesota Municipal Bond Funds	August 31, 2009

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax-Free Funds are individually referred to as a “Trust” and collectively as “Trusts.” These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a “Fund” or collectively as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for the Delaware Tax-Free Minnesota Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and declined from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Debt securities and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Boards of Trustees (each, a “Board” and collectively, the “Boards”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2006-August 31, 2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from Delaware Tax-Free Minnesota Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, a Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Delaware Tax-Free Minnesota Fund sold out of its inverse floater positions on September 29, 2008. For the period ended September 29, 2008, the Fund had an average daily liability from the participation in inverse floater programs of $17,120,000 and recorded interest expense at an average rate of 3.47%.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)) do not exceed specified percentages of average daily net assets as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation
as a percentage of average
daily net assets (per annum)	0.67%	0.60%	0.64%
Expiration date	12/31/09	12/31/09	12/31/09

Prior to January 1, 2009, DMC had contractually agreed to waive that portion, if any, of Delaware Tax-Free Minnesota Fund’s management fees and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and nonroutine expenses) did not exceed 0.68% of average daily net assets.

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year August 31, 2009, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$29,413	$3,721	$6,638

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to limit Delaware Tax-Free Minnesota Intermediate Fund’s Class A Shares 12b-1 fees through December 31, 2009 to no more than 0.15% of average daily net assets.

At August 31, 2009, the Funds had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment management fee
payable to DMC	$266,827	$16,281	$55,037
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	19,019	3,620	5,628
Distribution fees payable
to DDLP	155,211	19,182	47,789
Other expenses payable to
DMC and affiliates*	10,192	1,309	2,303

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the year ended August 31, 2009, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$48,348	$6,541	$11,392

For the year ended August 31, 2009, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$60,294	$13,727	$18,152

For the year ended August 31, 2009, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$—	$—	$—
Class B	2,602	87	6,127
Class C	3,769	1,033	2,532

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended August 31, 2009, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$117,187,912	$30,023,863	$15,533,627
Sales	129,099,226	8,518,520	24,026,066

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

3. Investments (continued)

At August 31, 2009, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$582,550,674	$85,069,982	$139,257,332
Aggregate unrealized appreciation	$32,410,416	$3,644,328	$3,960,202
Aggregate unrealized depreciation	(15,221,805)	(666,018)	(8,318,281)
Net unrealized appreciation
(depreciation)	$17,188,611	$2,978,310	$(4,358,079)

Effective September 1, 2008, the Funds adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Funds’ investments by the FAS 157 fair value hierarchy levels as of August 31, 2009:

	Delaware Tax-Free Minnesota Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$599,185,465	$599,185,465
Short-Term	553,820	—	553,820
Total	$553,820	$599,185,465	$599,739,285

	Delaware Tax-Free Minnesota Intermediate Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$87,758,513	$87,758,513
Short-Term	289,779	—	289,779
Total	$289,779	$87,758,513	$88,048,292

	Delaware Minnesota High-Yield Municipal Bond Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$134,849,032	$134,849,032
Short-Term	50,221	—	50,221
Total	$50,221	$134,849,032	$134,899,253

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2009 and 2008 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Year Ended 8/31/09
Ordinary income	$71,606	$—	$5,947
Tax-exempt income	23,418,382	2,616,042	5,725,369
Long-term capital gain	2,292,135	—	—
Total	$25,782,123	$2,616,042	$5,731,316

Year Ended 8/31/08
Ordinary income	$351,958	$—	$7,114
Tax-exempt income	24,713,343	2,197,419	5,742,991
Long-term capital gain	100,607	—	—
Total	$25,165,908	$2,197,419	$5,750,105

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis

As of August 31, 2009, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Shares of beneficial interest	$586,243,181	$87,643,637	$146,927,304
Distributions payable	(572,839)	(65,641)	(137,858)
Undistributed tax-exempt income	427,967	68,163	137,955
Capital loss carryforwards	—	(775,769)	(1,409,732)
Post-October losses	(214,415)	(235,122)	(3,473,192)
Unrealized appreciation (depreciation)
of investments	17,188,611	2,978,310	(4,358,079)
Net assets	$603,072,505	$89,613,578	$137,686,398

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through August 31, 2009 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount on certain debt instruments, tax character of distributions, and expiration of capital loss carryforwards. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2009, the Funds recorded the following reclassifications:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Undistributed (Distributions in excess of)
net investment income	$(166,531)	$2,041	$(12,323)
Accumulated realized gain (loss)	166,531	1,021,754	1,279,875
Paid-in capital	—	(1,023,795)	(1,267,552)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In 2009, $1,023,795 and $1,267,552 of capital loss carryforwards expired for Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Bond Fund respectively. Capital loss carryforwards remaining at August 31, 2009 will expire as follows:

Year of Expiration	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
2010	$4,037	$57,521
2011	246,659	243,334
2012	—	684,248
2014	81,340	—
2015	109,745	96,079
2016	—	198,826
2017	333,988	129,724
Total	$775,769	$1,409,732

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax- Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund
	Year Ended		Year Ended		Year Ended
	8/31/09	8/31/08	8/31/09	8/31/08	8/31/09	8/31/08
Shares sold:
Class A	3,674,457	3,515,951	2,423,967	1,344,904	1,614,974	2,904,516
Class B	11,946	9,707	2,214	21,281	7,863	5,135
Class C	807,342	434,456	486,526	249,737	281,808	746,020

Shares issued upon reinvestment of dividends and distributions:
Class A	1,360,233	1,268,411	143,180	128,039	317,830	304,335
Class B	22,511	25,099	1,215	2,715	12,919	13,584
Class C	68,882	56,937	16,111	11,896	68,762	68,076
	5,945,371	5,310,561	3,073,213	1,758,572	2,304,156	4,041,666

Shares repurchased:
Class A	(6,565,859)	(4,868,284)	(810,239)	(587,645)	(2,739,090)	(2,293,959)
Class B	(210,875)	(366,181)	(58,625)	(100,502)	(107,260)	(148,220)
Class C	(349,626)	(420,993)	(126,181)	(62,535)	(738,199)	(485,164)
	(7,126,360)	(5,655,458)	(995,045)	(750,682)	(3,584,549)	(2,927,343)
Net increase (decrease)	(1,180,989)	(344,897)	2,078,168	1,007,890	(1,280,393)	1,114,323

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

6. Capital Shares (continued)

For the years ended August 31, 2009 and 2008, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

	Year Ended 8/31/09			Year Ended 8/31/08
	Class B Shares	Class A Shares	Value	Class B Shares	Class A Shares	Value
Delaware Tax-Free
Minnesota Fund	97,466	97,549	$1,145,062	154,023	154,149	$1,885,460
Delaware Tax-Free Minnesota
Intermediate Fund	39,832	39,916	410,681	92,028	92,254	987,599
Delaware Minnesota High-Yield
Municipal Bond Fund	38,299	38,350	356,368	56,661	56,758	583,786

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Funds, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Funds had no amounts outstanding as of August 31, 2009 or at any time during the year then ended.

8. Derivatives

Each Fund applies Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — The Funds may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At August 31, 2009, the Funds held no investments in inverse floaters.

Swap Contracts — The Funds may enter into interest rate swap contracts, index swap contracts and Credit Default Swap (CDS) contracts in the normal course of pursing their investment objectives. The Funds may use interest rate swaps to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that each Fund invests in, such as the corporate bond market. The Funds may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Funds on favorable terms. The Funds may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Funds from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Funds receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/ receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

During the year ended August 31, 2009, the Funds did not enter into index swap contracts or CDS contracts.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts. The Funds did not hold any swap contracts at the end of the year.

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At August 31, 2009, the percentage of each Fund’s net assets insured by insurers are listed below:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
28%	23%	15%

These securities have been identified in the statements of net assets.

The Funds invest a portion of their assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings (Fitch) due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of August 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (the parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Funds. As a result, a Special Meeting of Shareholders (the Meeting) of the Funds will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Funds (the New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Funds will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

12. Subsequent Events

Effective August 31, 2009, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to August 31, 2009 through October 19, 2009, the date of issuance of the Funds’ financial statements, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Funds’ financial statements.

13. Tax Information (Unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2009, each Fund designates distributions paid during the year as follows:

	(A) Long-Term Capital Gains Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	(C) Tax-Exempt Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Tax-Free
Minnesota Fund	8.89%	0.28%	90.83%	100.00%
Delaware Tax-Free Minnesota
Intermediate Fund	—	—	100.00%	100.00%
Delaware Minnesota High-Yield
Municipal Bond Fund	—	0.10%	99.90%	100.00%

(A), (B), and (C) are based on a percentage of each Fund’s total distributions.

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Voyageur Tax-Free Funds — Delaware Tax-Free Minnesota Fund
Voyageur Intermediate Tax-Free Funds — Delaware Tax-Free Minnesota Intermediate Fund
Voyageur Mutual Funds — Delaware Minnesota High-Yield Municipal Bond Fund

We have audited the accompanying statements of net assets of Delaware Tax-Free Minnesota Fund (the sole series of Voyageur Tax-Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (the sole series of Voyageur Intermediate Tax-Free Funds), and Delaware Minnesota High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (the “Funds”) as of August 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax-Free Minnesota Fund of Voyageur Tax-Free Funds, the Delaware Tax-Free Minnesota Intermediate Fund of Voyageur Intermediate Tax-Free Funds, and the Delaware Minnesota High-Yield Municipal Bond Fund of Voyageur Mutual Funds at August 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
October 19, 2009

Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Board Consideration of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund Investment Advisory Agreements

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for the Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Funds. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Tax-Free Minnesota Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Minnesota Intermediate Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional other state intermediate municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and ten-year periods was in the second quartile and the Fund’s total return for the five-year period was in the first quartile. The Board determined that the Fund’s performance results were mixed but on an overall basis tended toward median, which was acceptable.

Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Board Consideration of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund Investment Advisory Agreements (continued)

Delaware Minnesota High-Yield Municipal Bond Fund – Lipper currently classifies the Fund as a Minnesota municipal debt fund. However, Management believes that it would be more appropriate to include the Fund in the high yield municipal debt funds category, which would provide a comparison to a representative peer group based on credit quality instead of a peer group based on state of issuance. Accordingly, the Lipper report prepared for the Fund compares the Fund’s performance to two separate Performance Universes consisting of the Fund and all retail and institutional Minnesota municipal debt funds and all retail and institutional high yield municipal debt funds. When compared to other Minnesota municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the third quartile of its Performance Universe and the Fund’s total return for the five- and ten-year periods was in the second quartile. When compared to other high yield municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of the Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Tax-Free Minnesota Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2009 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Intermediate Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Minnesota High-Yield Municipal Bond Fund – When compared to other Minnesota municipal debt funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of the Expense Group. When compared to other high yield municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of the Expense Group and its total expenses were in the quartile with the second lowest expenses of the Expense Group. The Board noted that, when compared to other Minnesota municipal debt funds, the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2009 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in total expenses. The Board also viewed favorably the alternative expense comparison to high yield municipal debt funds. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Board Consideration of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund Investment Advisory Agreements (continued)

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. The Board also noted that the Delaware Tax-Free Minnesota Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders. Although neither the Delaware Tax-Free Minnesota Intermediate Fund nor the Delaware Minnesota High-Yield Municipal Bond Fund has reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Fund management

Joseph R. Baxter
Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager
Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor’s degree in finance and marketing from La Salle University.

Stephen J. Czepiel
Senior Vice President, Senior Portfolio Manager
Stephen J. Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	81	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.[2]

Private Investor	81	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(April 2007–Present)
Investment Manager
Morgan Stanley & Co.
(January 1984–March 2004)

President	81	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)

Executive Vice President
University of Pennsylvania
(April 1995–June 2002)

Founder and	81	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	81	None
Assurant, Inc. (Insurance)
(2002–2004)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	81	None
ARL Associates
(Financial Planning)
(1983–Present)

President and	81	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)
Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
Compensation Committee
Spanlink Communications

Lead Director and Member of
Compensation and
Governance Committees
Valmont Industries, Inc.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	81	None
(January 2006–Present)
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	81	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

David F. Connor has served as	81	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	81	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	81	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	81	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on Delaware Investments’ internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     John A. Fry
     Thomas F. Madison
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $35,600 for the fiscal year ended August 31, 2009.

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $31,300 for the fiscal year ended August 31, 2008.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2009.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended August 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2008.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended August 31, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $13,950 for the fiscal year ended August 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2009.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $10,950 for the fiscal year ended August 31, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2008.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2009.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2009.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2008.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2008.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

      Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $213,664 and $264,952 for the registrant’s fiscal years ended August 31, 2009 and August 31, 2008, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR TAX FREE FUNDS

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 4, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 4, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 4, 2009